Non-current receivables (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of non-current receivables

(in thousands of USD)	December 31, 2022	December 31, 2021
Shareholders loans to joint ventures	24	30,242
Derivatives	18,091	6,392
Other non-current receivables	13,855	14,426
Lease receivables	2,854	4,578
Investment	1	1
Total non-current receivables	34,825	55,639

Schedule of non-current receivables by contractual maturity date
The maturity date of the non-current receivables is as follows:

(in thousands of USD)	December 31, 2022	December 31, 2021
Receivable:
Within two years	1,591	2,294
Between two and three years	16,101	20,368
Between three and four years	—	9,157
Between four and five years	3,663	—
More than five years	13,470	23,820
Total non-current receivables	34,825	55,639